Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 2,680,734
Fair Value / Carrying Amount of Asset / (Liability)	$ (247,864)
Weighted-Average Remaining Term (Years)	5 years 2 months 12 days
Fixed Interest Rate	3.30%	3.30%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 517,629
Fair Value / Carrying Amount of Asset / (Liability)	$ (21,329)
Weighted-Average Remaining Term (Years)	3 years 10 months 24 days
Fixed Interest Rate	3.00%	3.00%
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (959)
Weighted-Average Remaining Term (Years)	7 months 2 days
Fixed Interest Rate	2.00%	2.00%
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 154
Weighted-Average Remaining Term (Years)	7 months 2 days
Fixed Interest Rate	3.10%	3.10%
Euro-denominated interest rate swaps
Derivative [Line Items]
Principal Amount | €		€ 201.6
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 230,343
Fair Value / Carrying Amount of Asset / (Liability)	$ (30,856)
Weighted-Average Remaining Term (Years)	3 years 6 months
Fixed Interest Rate	3.10%	3.10%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (300,854)